Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	€ 0.20	€ 0.20
Preferred stock, Authorized shares	645,754,500	645,754,500
Preferred stock, Issued	0	0
Common stock, par value	€ 0.20	€ 0.20
Common stock, Authorized shares	430,503,000	430,503,000
Common stock, Issued and fully paid	346,002,862	346,002,862
Treasury shares, shares	3,078,470	10,609,980